                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            12/31/2011
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Check here if Amendment [   ]; Amendment Number:
                                                   --------
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Integrity Asset Management, LLC
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Address:      18500 Lake Road, Suite 300
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              Rocky River, OH  44116
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Form 13F File Number:    028-11119
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Linda E Meints
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Title:     Senior Compliance Officer
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Phone:     248-647-9200
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Signature, Place, and Date of Signing:

/s/ Linda E Meints      Birmingham, MI                          02-14-2012
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[Signature]                         [City, State]               [Date]

Report Type (Check only one.):
 [ ]       13F HOLDINGS REPORT.  Check here if all holdings of this reporting manager are reported in this report.

 [X]       13F NOTICE.   Check here if no holdings reported are in this report,
            and all holdings are reported by other reporting manager(s).

 [ ] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number             Name

028-01190               Frank Russell Company
028-01874		Munder Capital Management
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